Property, plant and equipment - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment [abstract]
Additions to right-of-use assets	€ 184	€ 186
Expense relating to low value and short-term leases	31	29
Value of lease extension and termination options, right-of-use assets	35	26
Expense relating to variable lease payments not included in measurement of lease liabilities	€ 128	€ 129